UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2922

Waddell & Reed Advisors Cash Management, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Cash Management
December 31, 2008
(In Thousands)

CORPORATE OBLIGATIONS	Principal	Value
Commercial Paper
American Honda Finance Corp.:
1.500%, 1-28-09	$8,000	$7,991
1.400%, 2-3-09	13,062	13,045
1.500%, 2-18-09	7,500	7,485
1.050%, 3-3-09	8,300	8,285
AT&T Inc.,
2.100%, 1-20-09	19,000	18,979
Baxter International Inc.:
2.000%, 1-20-09	19,200	19,180
2.000%, 1-27-09	19,200	19,172
BellSouth Corporation (AT&T Inc.),
4.973%, 4-26-09 (A)	43,500	43,661
BP p.l.c.,
2.100%, 3-11-09	60,000	60,000
Caterpillar Financial Services Corporation,
2.259%, 3-10-09 (A)	6,800	6,785
Caterpillar Inc.,
2.200%, 1-22-09	30,000	29,962
Coca-Cola Company (The),
2.250%, 2-12-09	19,400	19,349
Deere (John) Capital Corporation:
2.900%, 1-26-09	18,100	18,064
2.750%, 1-27-09	8,000	7,984
2.250%, 2-5-09	9,500	9,479
2.300%, 2-27-09	3,000	2,989
Genentech, Inc.,
0.650%, 1-9-09	8,197	8,196
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
1.450%, 4-2-09 (B)	19,000	18,930
Hewlett-Packard Company,
2.200%, 2-18-09	21,000	20,938
Honeywell International Inc.:
2.050%, 1-22-09	1,507	1,505
0.850%, 3-10-09	38,500	38,438
IBM International Group Capital LLC (International Business Machines Corporation),
2.389%, 2-26-09 (A)	11,000	11,000
IBM International Group Capital LLC (International Business Machines Corporation),
3.848%, 1-29-09 (A)	35,800	35,713
Illinois Tool Works Inc.,
0.970%, 2-23-09	15,000	14,979
Kitty Hawk Funding Corp.:
1.450%, 1-21-09	19,000	18,985
0.800%, 2-17-09	8,505	8,496
1.000%, 2-24-09	15,300	15,277
1.500%, 2-24-09	9,200	9,179
L'Oreal USA, Inc.:
2.280%, 1-20-09	12,000	11,986
1.500%, 1-27-09	23,500	23,474
1.380%, 1-29-09	10,000	9,989
McDonald's Corporation,
1.500%, 1-15-09	19,000	18,989
Merrill Lynch & Co., Inc. (Federal Deposit Insurance Corporation),
2.290%, 1-22-09 (B)	69,000	68,908
Nestle Capital Corp.,
2.390%, 3-12-09	35,000	34,837
NIKE, Inc.:
2.100%, 1-22-09	18,000	17,978
1.150%, 2-23-09	9,000	8,985
Nokia Corp.:
3.050%, 1-23-09	28,000	27,948
3.100%, 1-29-09	31,000	30,925
2.100%, 3-24-09	18,100	18,014
Pfizer Inc.:
2.150%, 2-17-09	19,000	18,947
2.170%, 4-8-09	23,200	23,064
Praxair Inc.,
2.550%, 1-21-09	8,300	8,288
Procter & Gamble Company (The),
2.309%, 2-19-09 (A)	8,450	8,450
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
2.459%, 2-19-09 (A)	25,000	24,950
1.100%, 3-3-09	22,837	22,794
SBC Communications Inc.,
4.125%, 9-15-09	14,530	14,465
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc):
2.150%, 1-26-09	9,000	8,987
2.200%, 1-26-09	10,000	9,985
2.250%, 2-20-09	23,200	23,127
2.350%, 2-26-09	3,500	3,487
1.600%, 4-2-09	28,100	27,986
Toyota Motor Credit Corporation:
1.650%, 1-5-09	13,500	13,498
1.700%, 1-8-09	20,000	19,993
2.200%, 2-5-09	12,000	11,974
Unilever Capital Corporation:
4.000%, 1-5-09	27,200	27,188
1.439%, 1-12-09 (A)	4,300	4,300
1.300%, 3-16-09	26,000	25,931
1.350%, 3-26-09	14,500	14,454
Walgreen Co.,
1.300%, 1-23-09	5,500	5,496
Wal-Mart Stores, Inc.,
5.748%, 6-1-09	34,500	34,923

Total Commercial Paper - 71.81%		1,118,366

Notes
3M Company,
7.139%, 12-14-09	61,500	64,035
Bear Stearns Companies (The)
1.558%, 3-30-09 (A)	3,750	3,741
BP Capital Markets p.l.c.,
2.284%, 3-11-09 (A)	17,100	17,100
Caterpillar Financial Services Corporation:
4.370%, 1-9-09 (A)	17,500	17,005
2.296%, 2-18-09 (A)	3,350	3,328
4.500%, 6-15-09	16,484	16,503
Citigroup Inc.,
3.505%, 1-30-09 (A)	10,410	10,412
Deere (John) Capital Corporation:
3.750%, 1-13-09	5,450	5,452
4.925%, 1-16-09 (A)	10,000	9,721
2.243%, 3-2-09 (A)	12,000	11,681
4.875%, 3-16-09	1,875	1,882
4.625%, 4-15-09	8,500	8,541
General Electric Capital Corporation:
1.888%, 1-9-09 (A)	12,500	12,499
0.501%, 1-26-09 (A)	5,000	5,000
Honeywell International Inc.,
3.585%, 1-27-09 (A)	7,000	6,979
International Business Machines Corporation:
1.901%, 1-5-09 (A)	5,500	5,500
1.906%, 1-8-09 (A)	18,750	18,750
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
5.300%, 7-6-09 (C)	4,600	4,665
Toyota Motor Credit Corporation,
2.921%, 3-18-09 (A)	30,000	30,000
Verizon Communications Inc.,
4.200%, 1-5-09 (A)	14,770	14,695
Wachovia Bank, N.A.
1.538%, 3-23-09 (A)	7,500	7,468
Wal-Mart Stores, Inc.,
6.875%, 8-10-09	8,010	8,216
Wells Fargo & Company,
1.668%, 3-23-09 (A)	14,500	14,339

Total Notes - 19.10%		297,512

TOTAL CORPORATE OBLIGATIONS - 90.91%		$1,415,878
(Cost: $1,415,878)

MUNICIPAL OBLIGATIONS - TAXABLE - 0.53%
Maryland
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health Systems Issue, Series 2009A
2.000%, 1-7-09 (A)	8,305	$8,305
(Cost: $8,305)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

United States Government Agency Obligations
Overseas Private Investment Corporation,
0.650%, 1-7-09 (A)	15,582	15,582
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
2.399%, 4-15-09 (A)	28,244	28,244

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 2.81%		43,826

United States Government Obligations
United States Treasury Bills:
0.700%, 1-2-09	5,000	5,000
0.770%, 1-2-09	14,055	14,055
1.550%, 1-8-09	20,500	20,494
1.600%, 1-8-09	20,500	20,493
1.920%, 2-5-09	8,500	8,484
1.900%, 2-26-09	21,000	20,938

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 5.75%		89,464

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 8.56%		$133,290
(Cost: $133,290)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,557,473
(Cost: $1,557,473)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value, Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.
Cash Management	Investments	Other Financial Instruments+
Level One - Quoted Prices	$ —	$ —
Level Two - Other Significant Observable Inputs	1,557,473	—
Level Three - Significant Unobservable Inputs		—
Total	$1,557,473	$ —

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(B)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

(C)Illiquid restricted security. At December 31, 2008, the following restricted security was owned:
Security	Acquisition Date	Shares	Cost	Market Value

Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The))	11-28-08	4,600	$4,676	$4,665

The total value of this security represented approximately 0.30% of total investment securities at December 31, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	February 26, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	February 26, 2009